Stock Options - Stock options outstanding (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Options outstanding, shares	315,938	315,938
Options oustanding, weighted average remaining years	9 years 5 days
Options outstanding, weighted average exercise price	$ 2.84	$ 2.83
Options exercisable, shares	109,323	49,830
Options exercisable, weighted average exercise price	$ 2.88	$ 2.92
$2.72[Member]
Exercise price per share	$ 2.72
Options outstanding, shares	25,000
Options oustanding, weighted average remaining years	6 years 5 months
Options exercisable, shares
$2.80[Member]
Exercise price per share	$ 2.80
Options outstanding, shares	220,625
Options oustanding, weighted average remaining years	9 years 7 months 3 days
Options exercisable, shares	55,885	13,971
$2.96[Member]
Exercise price per share	$ 2.96
Options outstanding, shares	70,313
Options oustanding, weighted average remaining years	9 years 5 months 2 days
Options exercisable, shares	53,438	35,859